Ordinary Shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Jul. 31, 2014 USD ($) $ / shares shares	Jul. 31, 2014 CNY (¥) shares	Jun. 30, 2014 shares	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2016 CNY (¥) shares	Jun. 30, 2015 CNY (¥)	Jun. 30, 2014 CNY (¥)	Jun. 30, 2015 $ / shares shares	Jun. 12, 2014 shares
Class of Stock [Line Items]
Number of Class A ordinary share each Class B ordinary share can be converted into				1	1
Par value of ordinary share | $ / shares				$ 0.01				$ 0.01
Net proceeds after deducting underwriter commissions and related expenses				$ 0	¥ 0	¥ 62,054	¥ 0
Ordinary shares authorized				2,000,000,000				2,000,000,000
Ordinary shares, issued				124,882,170				124,882,170
Ordinary shares outstanding				124,882,170				124,882,170
Share Options [Member]
Class of Stock [Line Items]
Number of ordinary shares issued upon exercise of options				2,945,616	2,945,616
Weighted average exercise price of exercised options | $ / shares				$ 2.75
Total intrinsic value of options exercised | ¥					¥ 94,645	¥ 230,356	¥ 201,691
Class A ordinary shares [Member]
Class of Stock [Line Items]
Voting right each share entitled				one vote	one vote
Number of Class A ordinary shares each ADS represents				2	2
Par value of ordinary share | $ / shares				$ 0.01
Number of Class A ordinary shares at the underwriters' exercise over-allotment options in full	1,683,000	1,683,000
Ordinary shares authorized				1,000,000,000
Ordinary shares, issued				39,955,627				39,955,627	13,442,222
Ordinary shares outstanding				39,955,627				39,955,627
Number of Class A ordinary shares issued to depositary and reserved to future grants				13,943,848	13,943,848
Class B ordinary shares [Member]
Class of Stock [Line Items]
Voting right each share entitled				four votes	four votes
Par value of ordinary share | $ / shares				$ 0.01
Ordinary shares authorized				100,000,000
Ordinary shares, issued				84,926,543				84,926,543
Ordinary shares outstanding				84,926,543				84,926,543
Ordinary Shares [Member]
Class of Stock [Line Items]
Number of shares redesignated into Class B ordinary shares			86,101,542
Redesignated ratio from outstanding ordinary shares and preferred shares redesignated into Class B ordinary shares			1:1
Series B Preferred shares [Member]
Class of Stock [Line Items]
Number of shares redesignated into Class B ordinary shares			257,166
Redesignated ratio from outstanding ordinary shares and preferred shares redesignated into Class B ordinary shares			1:1
Series C Preferred Shares [Member]
Class of Stock [Line Items]
Number of shares redesignated into Class B ordinary shares			81,330
Redesignated ratio from outstanding ordinary shares and preferred shares redesignated into Class B ordinary shares			1:1
ADS [Member]
Class of Stock [Line Items]
Number of ADSs issued through the IPO			5,610,000
Number of Class A ordinary shares issued through concurrent private placement			2,222,222
Number of additional ADSs issued and sold	841,500	841,500
Exercise price of over-allotment option | $ / shares	$ 13.50
Net proceeds after deducting underwriter commissions and related expenses	$ 10,009	¥ 62,054
Class designated as the Board may determine [Member]
Class of Stock [Line Items]
Par value of ordinary share | $ / shares				$ 0.01
Ordinary shares authorized				900,000,000